Available-for-Sale Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Purchases	$ 10,097
Sales	1,000
Realized Loss	59
Fair Value	8,528
Equity in mutual funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized Losses	(510)	[1]
Fair Value	8,528
Cost	$ 9,038

[1]	Excludes the deferred income tax benefit.